Investment in joint ventures accounted for under the equity method: (Tables)	12 Months Ended
Dec. 31, 2019
Investment in joint ventures accounted for under the equity method:
Schedule of condensed statement of financial position and comprehensive income

CONDENSED STATEMENT OF FINANCIAL POSITION

	May 26,
	2017
Cash and cash equivalents	Ps.	543,242
Restricted cash and cash equivalents		16,989
Other current assets		142,410
Current assets		702,641
Financial liabilities
Other current liabilities		(647,896)
Current liabilities		(647,896)
Working capital		54,745
Land, furniture and equipment		135,373
Intangible assets, airport concessions - Net		13,254,582
Other non-current assets		556
Non-current assets		13,445,256
Long term debt		(6,824,310)
Loan payable to the Company		(1,430,310)
Other non-current liabilities		(286,325)
Deferred taxes - Net		(203,502)
Non-current liabilities		(8,744,447)
Stockholders’ equity	Ps.	4,700,809

CONDENSED STATEMENT OF COMPREHENSIVE INCOME

	Period from
	January 1,
	to May 26,
	2017
Total revenue	Ps.	1,170,888
Operating costs and expenses		(694,435)
Comprehensive financing loss - Net		(229,789)
Deferred income taxes		(21,974)
Net income for the period		224,690
Effect for foreign currency conversion		(475,233)
Comprehensive income (loss)	Ps.	(250,543)

Schedule of Reconciliation of condensed financial information

Reconciliation of condensed financial information

	May 26,
	2017
Initial capital contribution to Aerostar	Ps.	3,016,003
Accumulated (deficit) earnings		176,335
Net income for the period		224,690
Other accumulated comprehensive income		1,786,266
Other comprehensive income (loss)		(502,485)
Net assets at period closing		4,700,809
Equity percentage in joint business		50%
Carrying value	Ps.	2,350,405

	From January 1,
	to May 26,
	2017
Net income for the period	Ps.	224,690
Equity percentage in joint venture		50%
Equity method income	Ps.	112,345